Consolidated Statements of Cash Flow (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flow from operating activities
Net Income (Loss)	$ (3,857,876)	$ 1,187,981
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	996,420	725,365
Issuance of share based compensation	10	0
Loss/(Gain) on disposal of property, plant and equipment	(11,416)	0
Bad debt expenses	370,881	110,135
Issuance of common shares for services	0	35,690
Decrease / (Increase) in Accounts Receivable	3,854,236	5,486,362
Decrease / (Increase) in Other Receivable	1,522,908	(932,398)
Decrease / (Increase) in Note Receivable	(47,611)	0
Decrease / (Increase) in Advance to Suppliers	5,388,982	(5,431,961)
Decrease / (Increase) in Inventories	240,350	1,245,223
Decrease / (Increase) in Cost and Estimated Earnings in Excess of Billings	2,163,061	(1,723,283)
Decrease / (Increase) in Prepaid Expenses - Short Term	(275)	0
Increase / (Decrease) in Accounts Payable and Accrued Expenses	(5,520,317)	6,700,102
Increase / (Decrease) in Advances from Customer	(1,899,489)	4,140,631
Increase / (Decrease) in Unearned Lease Income	0	(748,333)
Increase / (Decrease) in Taxes Payable	10,493	(459,286)
Increase / (Decrease) in Other Payable	1,511,342	157,800
Increase / (Decrease) in Billings in Excess of Costs and Estimated Earnings	0	(896,649)
Increase/ (Decrease) in Deposit	(1,622)	0
Net cash provided by / (used in) operating activities	4,720,077	9,597,379
Cash flows from investing activities
Purchases of property, plant and equipment	(4,313,921)	(8,044,665)
(Increase) / Decrease in construction in progress	271,560	(4,061,256)
Purchases of intangible asset - land	(2,125,004)	0
Prepaid expense - long term loan	0	101,438
Net cash provided by / (used in) investing activities	(6,167,365)	(12,004,483)
Cash flows from financing activities
Repayment of Short term loans	(952,412)	(1,510,000)
Due from the related party	76,037	6,154
Due to related parties	261,861	53,972
Restricted cash	(395,482)	344,002
Proceed of short term debt	0	3,491,620
Proceed of long term debt	(476,152)	1,587,100
Net cash provided by / (used in) financing activities	(1,486,148)	3,972,848
Net Increase/(Decrease) in Cash & Cash Equivalents for the year	(2,933,436)	1,565,745
Effect of currency translation	20,656	893,336
Cash & cash equivalents at beginning of year	4,626,799	2,167,718
Cash & cash equivalents at end of year	1,714,019	4,626,799
Interest received	2,868	0
Interest paid	311,480	219,621
Tax paid	$ 706,898	$ 427,370